Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of information about operating leases
As of
December 31, 2022
Operating lease right-of-use assets	$5,328,786

Lease liabilities – current	(1,549,725)
Lease liabilities – non-current	(3,920,806)
Total operating lease liabilities	$(5,470,531)

Schedule of components of Lease Expense
For the year ended December 31, 2022
Operating lease expense	769,244
Short-term lease expense	507,427
Total lease expense	$1,276,671

As of
December 31, 2022
Weighted-average remaining lease term (in years)	4.15
Weighted-average discount rate	4.24%

Schedule of Maturities for Operating Lease Liabilities
USD
2023	1,597,286
2024	1,200,535
2025	1,337,565
Thereafter	1,910,349
Total lease payments	6,045,735
Less: imputed interest	(575,204)
Total operating lease liabilities, net of interest	5,470,531